Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollars in millions)	2022	2021	2022	2021	2022	2021	2022	2021
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.61%	3.03%	4.62%	2.11%	5.61%	3.03%	4.75%	2.15%
Rate of compensation increase	N/A	N/A	3.72	3.43	3.00	3.00	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(4,747)	$(5,030)	$(1,456)	$(1,614)	$(134)	$(156)	$(3)	$(4)
Service cost	—	—	(11)	(14)	(1)	(1)	—	—
Interest cost	(140)	(137)	(28)	(25)	(4)	(4)	—	—
Actuarial gain	1,105	164	554	112	35	17	1	—
Benefits paid	255	256	30	50	9	10	—	—
Foreign exchange adjustment	N/A	N/A	143	35	N/A	N/A	—	1
Benefit obligation at end of period	(3,527)	(4,747)	(768)	(1,456)	(95)	(134)	(2)	(3)
Change in fair value of plan assets
Fair value at beginning of period	6,129	6,132	1,807	1,786	144	127	—	—
Actual return on plan assets	(1,082)	238	(631)	89	(28)	17	—	—
Employer contributions	14	15	10	12	9	10	—	—
Benefit payments	(255)	(256)	(30)	(50)	(9)	(10)	—	—
Foreign exchange adjustment	N/A	N/A	(181)	(30)	N/A	N/A	—	—
Fair value at end of period	4,806	6,129	975	1,807	116	144	—	—
Funded status at end of period	$1,279	$1,382	$207	$351	$21	$10	$(2)	$(3)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	$1,645	$1,425	$109	$3	$41	$44	$(2)	$(1)
Prior service cost (credit)	—	—	4	1	(13)	(20)	—	—
Total loss (before tax effects)	$1,645	$1,425	$113	$4	$28	$24	$(2)	$(1)
(a)    The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.
N/A – Not applicable.

Schedule of Net Benefit Costs

Net periodic benefit (credit) cost	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollars in millions)	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,924	$5,710	$5,437	$1,627	$1,586	$1,415	$133	$123	$116	N/A	N/A	N/A
Discount rate	3.03%	2.80%	3.45%	2.11%	1.59%	2.02%	3.03%	2.80%	3.45%	2.15%	1.65%	2.10%
Expected rate of return on plan assets	5.375	5.375	6.00	2.40	2.17	2.85	5.375	5.375	6.00	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	3.43	3.12	3.19	3.00	3.00	3.00	N/A	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Components of net periodic benefit (credit) cost:
Service cost	$—	$—	$—	$11	$14	$12	$1	$1	$1	$—	$—	$—
Interest cost	140	137	156	28	25	27	4	4	5	—	—	—
Expected return on assets	(312)	(300)	(319)	(35)	(34)	(39)	(7)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	—	—	—	1	—	(7)	(6)	(7)	—	—	—
Net actuarial loss	69	98	87	3	13	11	3	6	4	—	—	—
Settlement loss	—	—	—	—	1	—	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(103)	$(65)	$(76)	$7	$20	$11	$(6)	$(2)	$(4)	$—	$—	$—
N/A – Not applicable.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Changes in other comprehensive (income) loss in 2022	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$289	$112	$—	$(1)
Recognition of prior years’ net (loss)	(69)	(3)	(3)	—
Recognition of prior years’ service credit	—	—	7	—
Total recognized in other comprehensive loss (income) (before tax effects)	$220	$109	$4	$(1)

Schedule of Net Funded Status

	Domestic		Foreign
(in millions)	2022	2021	2022	2021
Pension benefits:
Prepaid benefit cost	$1,399	$1,535	$252	$411
Accrued benefit cost	(120)	(153)	(45)	(60)
Total pension benefits	$1,279	$1,382	$207	$351
Healthcare benefits:
Accrued benefit cost	$21	$10	$(2)	$(3)
Total healthcare benefits	$21	$10	$(2)	$(3)

Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets

Plans with obligations in excess of plan assets	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(in millions)	2022	2021	2022	2021	2022	2021	2022	2021
Projected benefit obligation	$120	$153	$64	$100	N/A	N/A	N/A	N/A
Fair value of plan assets	—	—	19	39	N/A	N/A	N/A	N/A
Accumulated benefit obligation	120	153	50	82	$62	$87	$2	$3
Fair value of plan assets	—	—	18	39	—	—	—	—
N/A – Not applicable.

Schedule of Expected Benefit Payments
The following benefit payments for the pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2023	$267	$42
	2024	269	42
	2025	267	44
	2026	267	45
	2027	265	48
	2028-2032	1,290	276
Total pension benefits		$2,625	$497
Healthcare benefits:
Year	2023	$9	$—
	2024	9	—
	2025	9	—
	2026	8	—
	2027	8	—
	2028-2032	35	1
Total healthcare benefits		$78	$1

Schedule of Allocation of Plan Assets
Our pension assets were invested as follows:

Asset allocations	Domestic		Foreign
	2022	2021	2022	2021
Fixed income	60%	60%	74%	82%
Equities	36	37	12	8
Alternative investments	3	2	12	9
Cash	1	1	2	1
Total pension assets	100%	100%	100%	100%

Schedule of Changes in Fair Value of Plan Assets
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2022 and Dec. 31, 2021, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$897	$—	$—	$897
Non-U.S. equity	351	—	—	351
Collective trust funds:
U.S. equity	—	169	—	169
Commingled	—	493	—	493
Fixed income:
U.S. corporate bonds	—	2,333	—	2,333
U.S. Treasury securities	214	—	—	214
State and political subdivisions	—	88	—	88
Sovereign government obligations	6	26	—	32
U.S. government agencies	—	21	—	21
Supranational	—	12	—	12
Other	—	28	—	28
Exchange-traded funds	8	—	—	8
Total domestic plan assets in the fair value hierarchy	$1,476	$3,170	$—	$4,646
Other assets measured at NAV:
Funds of funds				154
Venture capital and partnership interests				6
Total domestic plan assets, at fair value				$4,806

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$611	$—	$611
Equity funds	—	117	—	117
Sovereign/government obligation funds	—	111	—	111
Cash and currency	16	—	—	16
Total foreign plan assets in the fair value hierarchy	$16	$839	$—	$855
Other assets measured at NAV				120
Total foreign plan assets, at fair value				$975

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,115	$—	$—	$1,115
Non-U.S. equity	213	—	—	213
Collective trust funds:
U.S. equity	—	615	—	615
Commingled	—	588	—	588
Fixed income:
U.S. corporate bonds	—	2,863	—	2,863
U.S. Treasury securities	342	—	—	342
State and political subdivisions	—	115	—	115
Sovereign government obligations	6	46	—	52
U.S. government agencies	—	39	—	39
Supranational	—	12	—	12
Other	—	18	—	18
Total domestic plan assets in the fair value hierarchy	$1,676	$4,296	$—	$5,972
Other assets measured at NAV:
Funds of funds				150
Venture capital and partnership interests				7
Total domestic plan assets, at fair value				$6,129

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$1,325	$—	$1,325
Sovereign/government obligation funds	—	147	—	147
Equity funds	—	154	—	154
Cash and currency	18	—	—	18
Total foreign plan assets in the fair value hierarchy	$18	$1,626	$—	$1,644
Other assets measured at NAV				163
Total foreign plan assets, at fair value				$1,807

Schedule Of Fair Value Of Plan Assets Valued Using Net Asset Value Per Share Table

Assets valued using NAV at Dec. 31, 2022
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$154	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	91	—	N/A	N/A
Other contracts (c)	35	—	N/A	N/A
Total	$280	$—

Assets valued using NAV at Dec. 31, 2021
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$150	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	128	—	N/A	N/A
Other contracts (c)	42	—	N/A	N/A
Total	$320	$—
(a)Funds of funds includes multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.
(b)Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(c)Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.
N/A – Not applicable.